Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31,
	2020	2019

Computer and accessories	$47,922	$22,358
Office Equipment	43,286	48,582
Software	-	8,351
Leasehold improvement	373,739	328,645

Less: accumulated depreciation	(163,981)	(79,915)
Property and equipment, net	$300,966	$328,021